CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Sales	$ 19,451,820	$ 17,490,837
Cost of sales	8,195,629	7,565,946
Gross profit	11,256,191	9,924,891
Operating expenses
Selling expenses	151,142	886,595
General and administrative expenses	1,306,695	891,893
Total operating expenses	1,457,837	1,778,488
Income from operations	9,798,354	8,146,403
Other income (expenses):
Government subsidy	477,036	276,442
Interest income	12,613	10,414
Interest expense	(314,111)	(302,411)
Other income(expense), net	(76,377)	41,610
Total other income	99,161	26,055
Income before provision for income taxes	9,897,515	8,172,458
Provision for income taxes	0	0
Net income	9,897,515	8,172,458
Other comprehensive income
Foreign currency translation adjustment	(153,500)	932,630
Total comprehensive income	$ 9,744,015	$ 9,105,088
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.62	$ 0.51
Weighted average number of common stock outstanding
Basic and diluted (in shares)	15,918,940	15,918,694